SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SCHEDULE IV - REINSURANCE
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2021
Life insurance in force	$161,326	$109,344	$201,654	$253,636	79.5%

Premiums and contract charges:
Life insurance	$643	$247	$956	$1,352	70.7%
Accident and health insurance	27	14	52	65	80.0%
Total premiums and contract charges	$670	$261	$1,008	$1,417	71.1%

Year ended December 31, 2020
Life insurance in force	$99,351	$63,697	$336,500	$372,154	90.4%

Premiums and contract charges:
Life insurance	$618	$256	$844	$1,206	70.0%
Accident and health insurance	34	15	68	87	78.2%
Total premiums and contract charges	$652	$271	$912	$1,293	70.5%

Year ended December 31, 2019
Life insurance in force	$107,014	$75,159	$284,518	$316,373	89.9%

Premiums and contract charges:
Life insurance	$683	$302	$858	$1,239	69.2%
Accident and health insurance	65	17	72	120	60.0%
Total premiums and contract charges	$748	$319	$930	$1,359	68.4%
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(1)No reinsurance or coinsurance income was netted against premium ceded in 2021, 2020 or 2019.